Expense Example - Global Atlantic BlackRock High Yield Portfolio	Jun. 17, 2026 USD ($)
Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	720
Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,020
Global Atlantic BlackRock High Yield Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 901